Loss per Common Share - Summary of Weighted Average Number of Shares of Common Stock Outstanding (Details) - shares shares in Thousands	6 Months Ended		12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	May 31, 2023	May 31, 2022
Stock options, warrants, and unvested restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of loss per common share	312,956	204,273	281,023	106,002
Convertible notes
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of loss per common share	12,000	12,000	12,000	12,000
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of loss per common share	35,558	32,591	34,071	32,535